Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - USD ($)	Dec. 31, 2024	Aug. 02, 2024	Aug. 01, 2024	Jun. 30, 2024
Warrant liabilities:
Warrant liabilities	$ 4,782,915	$ 4,446,779	$ 4,446,779
Level 1 [Member]
Warrant liabilities:
Warrant liabilities	2,587,500	2,484,000
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities	$ 2,195,415	$ 1,962,779